Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 1,490,129	$ 6,159,823
Short-term investments		1,435,901
Accounts receivable, net		288,456	281,585
Inventories, net		52,479	117,422
Prepayments and other current assets		805,270	68,830
Total Current Assets		4,088,438	6,677,660
Non-current Assets:
Property and equipment, net		37,818	45,594
Intangible assets, net		2,414,357
Good will		1,955,683
Other non-current assets		600,000
Total Non-current Assets		5,007,858	45,594
Total Assets		9,096,296	6,723,254
Currents Liabilities:
Short-term bank loans		142,998	247,969
Accounts payables		66,882	10,412
Contract liabilities		137,936	121,239
Accrued expenses and other current liabilities		115,001	158,931
Total Current Liabilities		462,817	538,551
Deferred tax liabilities		507,015
Total Non-current Liabilities		507,015
Total Liabilities		969,832	538,551
Commitments and Contingencies (Note 12)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		11,700,497	6,664,624
Statutory reserves		89,685	89,685
Retained earnings/(Accumulated deficit)		(5,620,752)	(522,851)
Accumulated other comprehensive loss		(48,168)	(48,180)
Total Itonic Inc. shareholders’ equity		6,122,967	6,184,703
Non-controlling Interest		2,003,497
Total shareholder’s Equity		8,126,464	6,184,703
Total Liabilities and Shareholders’ Equity		9,096,296	6,723,254
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	938	658
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	767	767
Related Party
Current Assets
Advances to a related parties		$ 16,203	$ 50,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.